Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the “Company”)

Credit Suisse Securities (USA) LLC

Citigroup Global Markets Inc.

(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2021-C – Data File Procedures

We have performed the procedures described below on the specified attributes identified by the Company in an electronic data file entitled “bb.Pool_2021-C_052821_Indicative.xlsx,” provided by the Company on June 4, 2021, containing information on 7,569 automobile retail installment sale contracts (“Receivables”) as of May 28, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2021-C. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purposes of assisting specified parties in evaluating the accuracy of the specified attributes identified by the Company in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and Contract Dates were within $1.00, 0.1%, and one (1) day, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value, as described in the tables below.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

•	The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.

•	The term “Receivable File” means any file containing some or all of the following documents for each Sample Receivable (defined below): Installment Sale Contract (which includes any related Addendum to the Installment Sale Contract and/or Retail Installment Sale Contract Simple Interest Finance Charge letter) (not applicable for direct loans), Federal Truth in Lending Disclosure Statement (within Installment Sale Contract or as a stand-alone document for direct loans), Title Document, Insurance Document, and Credit Application (not applicable for direct loans). The Receivable File, provided to us by the Company, was represented to be a scanned image of the original Receivable File. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

•

We were instructed by the Company to perform the procedures described below on the Receivables in the Data File.

A.	We randomly selected a sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we compared the specified attributes listed below to the corresponding information contained in the Receivable File. The Specified Parties indicated that the absence of any of the specified documents in the Receivable File or the inability to agree the indicated information from the Data File to the Receivable File for each of the attributes identified, utilizing the Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority until such attribute was agreed.

Attribute	Receivable File / Instructions

Obligor’s First Name and Last Name	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Credit Application

Contract Date	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Term	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Amount Financed	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Scheduled Monthly Payment Amount	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Annual Percentage Rate (“APR”)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Vehicle Type (New or Used)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Gap Addendum. Consider an entry of “C” in the Data File to be a Used vehicle.

Vehicle Make	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Title Document

Vehicle Model	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Proof of Insurance Document

We found such information to be in agreement except as listed in Exhibit C.

On June 25, 2021, the Company provided an electronic data file entitled “bb.Pool_2021-C_052821_ Indicative V2.xlsx,” containing revised information on the Receivables included in the Data File (the “Revised Data File”). The Company instructed us to perform the procedures described in “B” above on the Sample Receivables in the Revised Data File. We found the information to be in agreement. The exceptions listed in Exhibit C were not found in the Revised Data File.

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

2.	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information indicated in the Data File and Provided Information, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information or instructions provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Receivable Files which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California

July 2, 2021

Exhibit A

Title Documents

Certificate of Title	Application for Title
Application for Certificate of Ownership	Dealer Guarantee of Title Delivery
CPS Guarantee of Title	Application for Registration
Dealer, Rebuilder or Lessor’s Report of Sale or Lease	Application for Dealer Assignment
Electronic Title in the CPS Title Management System	Lien Entry Form

Acceptable Company Names

CPS, Inc.	CPS
CPS Incorporated	Consumer Portfolio Services
Consumer Portfolio Services In	Consumer Portfolio Services, Inc.
Consumer Portfolio Svcs., Inc.	Consumer Portfolio Serv
Consumer Portfolio Servic	Consumer Portfolio Srvs
Consumer Portfolio Srv, INC	Consumer Portfolio Services, I
Consumer Portfolio Inc	Consumer Portfolio S
Consumer Portfolio Svcs	C.P.S. Inc.

Insurance Documents

Insurance Card	Agreement to Provide Insurance
Agreement for Purchaser to Provide Accidental Physical Damage Coverage	Verification of Coverage
Insurance Coverage Acknowledgment	Insurance Binder
Insurance Declaration Page	Proof of Insurance/Authorization to Release Insurance Information
Confirmation of Accidental Physical Damage Insurance	Memorandum of Insurance
Insurance Verification Form	Insurance Verification system screen shot

A-1

Exhibit B

The Sample Receivables
Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]
1	2021C001	51	2021C051	101	2021C101
2	2021C002	52	2021C052	102	2021C102
3	2021C003	53	2021C053	103	2021C103
4	2021C004	54	2021C054	104	2021C104
5	2021C005	55	2021C055	105	2021C105
6	2021C006	56	2021C056	106	2021C106
7	2021C007	57	2021C057	107	2021C107
8	2021C008	58	2021C058	108	2021C108
9	2021C009	59	2021C059	109	2021C109
10	2021C010	60	2021C060	110	2021C110
11	2021C011	61	2021C061	111	2021C111
12	2021C012	62	2021C062	112	2021C112
13	2021C013	63	2021C063	113	2021C113
14	2021C014	64	2021C064	114	2021C114
15	2021C015	65	2021C065	115	2021C115
16	2021C016	66	2021C066	116	2021C116
17	2021C017	67	2021C067	117	2021C117
18	2021C018	68	2021C068	118	2021C118
19	2021C019	69	2021C069	119	2021C119
20	2021C020	70	2021C070	120	2021C120
21	2021C021	71	2021C071	121	2021C121
22	2021C022	72	2021C072	122	2021C122
23	2021C023	73	2021C073	123	2021C123
24	2021C024	74	2021C074	124	2021C124
25	2021C025	75	2021C075	125	2021C125
26	2021C026	76	2021C076	126	2021C126
27	2021C027	77	2021C077	127	2021C127
28	2021C028	78	2021C078	128	2021C128
29	2021C029	79	2021C079	129	2021C129
30	2021C030	80	2021C080	130	2021C130
31	2021C031	81	2021C081	131	2021C131
32	2021C032	82	2021C082	132	2021C132
33	2021C033	83	2021C083	133	2021C133
34	2021C034	84	2021C084	134	2021C134
35	2021C035	85	2021C085	135	2021C135
36	2021C036	86	2021C086	136	2021C136
37	2021C037	87	2021C087	137	2021C137
38	2021C038	88	2021C088	138	2021C138
39	2021C039	89	2021C089	139	2021C139
40	2021C040	90	2021C090	140	2021C140
41	2021C041	91	2021C091	141	2021C141
42	2021C042	92	2021C092	142	2021C142
43	2021C043	93	2021C093	143	2021C143
44	2021C044	94	2021C094	144	2021C144
45	2021C045	95	2021C095	145	2021C145
46	2021C046	96	2021C096	146	2021C146
47	2021C047	97	2021C097	147	2021C147
48	2021C048	98	2021C098	148	2021C148
49	2021C049	99	2021C099	149	2021C149
50	2021C050	100	2021C100	150	2021C150

_____________

1 The Company has assigned a unique eight-digit Account Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Account Numbers.

B-1

Exhibit C

Exceptions List

Sample Receivable #	Receivable Number	Attribute	Per Data File	Per Receivable File
117	2021C117	Obligor’s First Name and Last Name	(Redacted)	(Redacted)[1]
121	2021C121	Obligor’s First Name and Last Name	(Redacted)	(Redacted)[2]

__________

1 Obligor’s First Name was different by one letter between the Data File and Receivable File

2 Obligor’s Last Name was different between the Data File and Receivable File

C-1